Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR Reform £ / shares in Millions, £ in Millions	Dec. 31, 2021 GBP (£) £ / shares
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 29,773
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	20,375
GBP London Interbank Offered rate (LIBOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 9,718
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	200
USD LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 19,945
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	20,013
JPY LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 0
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	52
Singapore Swap Offered Rate (SOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform | £	£ 110
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	110